10. Related-party Notes Payable	3 Months Ended
Dec. 31, 2013
Notes
10. Related-party Notes Payable

10.                Related-Party Notes Payable

The Company had the following related-party notes payable outstanding as of:

	December 31, 2013	September 30, 2013

Unsecured note payable to an officer of the Company with interest at 15%, due June 2012, currently in default.  The note included a $3,000 loan origination fee added to the principal and is convertible into common stock at $0.50 per share.

	$ 30,000	$ 33,000

Unsecured note payable to an officer of the Company with interest at 12%, due September 2013, currently in default, and convertible into common stock at $0.75 per share.	26,721	26,721

Unsecured note payable to an entity controlled by the Company’s CEO, interest at 12%, due upon demand, and convertible into common stock at $0.75 per share. The Company issued 17,500 shares of common stock (fair value of $26,250) as loan origination fees. During the three months ended December 31, 2013, $160,000 of the note was converted to common stock.	15,000	175,000

Unsecured note payable to an officer of the Company with interest at 12%, due upon demand.	13,644	13,644

Unsecured notes payable to an entity controlled by an officer of the Company with interest at 15%, due September 2013. The Company issued 60,000 shares of common stock (fair value of $93,000) as loan origination fees. The notes and accrued interest were converted to common stock during the three months ended December 31, 2013.	-	600,000

Unsecured note payable to an entity controlled by an officer of the Company with interest at 12%, due September 2013. The Company issued 30,000 shares of common stock (fair value of $38,100) as loan origination fees. The note and accrued interest were converted to common stock during the three months ended December 31, 2013.	-	300,000

Unsecured note payable to an entity controlled by an officer of the Company with interest at 12%, due September 2013. The Company issued 30,000 shares of common stock (fair value of $37,500) as loan origination fees. The note and accrued interest were converted to common stock during the three months ended December 31, 2013.	-	300,000

Unsecured notes payable to an entity controlled by an officer of the Company with interest at 12%, due April 2013. The note and accrued interest were converted to common stock during the three months ended December 31, 2013.	-	200,000

Unsecured note payable with no interest to an entity controlled by an officer of the Company, repaid during the three months ended December 31, 2013.	-	150,000

Unsecured note payable to an entity controlled by an officer of the Company with interest at 12%, due June 2013. The Company issued 5,600 shares of Series D preferred stock (fair value of $56,252), as loan origination fees. The note and accrued interest were converted to common stock during the three months ended December 31, 2013.	-	82,500

Unsecured notes payable with no interest to an individual related to an officer of the Company; repaid during the three months ended December 31, 2013.	-	10,000

Series B unsecured debenture to an entity controlled by an officer of the Company with interest at 12%, due December 2015. The debenture and accrued interest were converted to common stock during the three months ended December 31, 2013.	-	5,270

Total notes payable, related-party, before discount	85,365	1,896,135
Less discount	-	(3,720)

Total notes payable, related-party	$ 85,365	$ 1,892,415